UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22273

Nuveen Pennsylvania Municipal Value Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         1/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments

Nuveen Pennsylvania Municipal Value Fund (NPN)
January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.6% (100.0% of Total Investments)

	MUNICIPAL BONDS – 98.6% (100.0% of Total Investments)

	Consumer Staples – 4.1% (4.2% of Total Investments)
$ 650	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	No Opt. Call	Baa1	$ 840,457
	Series 2001, 6.500%, 5/15/33
	Education and Civic Organizations – 14.3% (14.5% of Total Investments)
400	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carnegie	No Opt. Call	AA–	485,088
	Mellon University, Series 2013, 5.000%, 3/01/21
30	Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds, Misericordia University, Series	5/24 at 100.00	Baa3	33,011
	2014, 5.000%, 5/01/37
675	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008,	10/18 at 100.00	BBB	767,927
	6.000%, 10/01/30
500	Lehigh County General Purpose Authority, Pennsylvania, College Revenue Bonds, Muhlenberg	2/19 at 100.00	A+	545,090
	College Project, Series 2009, 5.250%, 2/01/39
450	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia	4/16 at 100.00	BBB	467,460
	University, Series 2006, 5.000%, 4/01/36 – RAAI Insured
35	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Holy Family University,	9/23 at 100.00	BBB–	38,204
	Series 2013A, 6.500%, 9/01/38
120	Pennsylvania Higher Educational Facilities Authority, Philadelphia University Refunding	6/23 at 100.00	BBB	131,548
	Revenue Bonds, Refunding Series 2013, 5.000%, 6/01/32
20	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	9/22 at 100.00	A1	22,900
	University, Series 2012, 5.000%, 3/01/42
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the
	Sciences in Philadelphia, Series 2012:
35	4.000%, 11/01/39	11/22 at 100.00	A3	36,682
60	5.000%, 11/01/42	11/22 at 100.00	A3	68,869
75	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University,	No Opt. Call	A–	86,373
	Series 2013A, 5.500%, 7/15/38
100	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia	6/20 at 100.00	BB–	103,643
	Performing Arts Charter School, Series 2013, 6.750%, 6/15/43
100	Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series	11/20 at 100.00	A	113,481
	2010, 5.000%, 11/01/40
2,600	Total Education and Civic Organizations			2,900,276
	Health Care – 23.1% (23.4% of Total Investments)
650	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of	8/19 at 100.00	Aa3	752,889
	Pittsburgh Medical Center, Series 2009A, 5.500%, 8/15/34
35	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health	6/22 at 100.00	A	38,763
	System Project, Series 2012A, 5.000%, 6/01/42
600	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger	6/19 at 100.00	AA	683,268
	Health System, Series 2009A, 5.250%, 6/01/39
100	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37	11/17 at 100.00	A	111,139
100	Lycoming County Authority, Pennsylvania, Health System Revenue Bonds, Susquehanna Health	7/19 at 100.00	A–	111,016
	System Project, Series 2009A, 5.750%, 7/01/39
5	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue Bonds,	6/19 at 100.00	A	5,545
	Abington Memorial Hospital Obligated Group, Series 2009A, 5.125%, 6/01/33
500	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert	10/19 at 100.00	Baa2	592,640
	Einstein Healthcare, Series 2009A, 6.250%, 10/15/23
100	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue	7/22 at 100.00	BB+	108,337
	Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42
1,200	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series	12/15 at 100.00	BBB–	1,216,580
	2005, 5.000%, 12/01/29 – RAAI Insured
715	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	5/19 at 100.00	AA	846,467
	Series 2009D, 6.250%, 11/15/34
100	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy	1/21 at 100.00	AA	118,487
	Spirit Hospital of the Sisters of Christian Charity Project, Series 2011, 6.250%, 1/01/31
100	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy	1/22 at 100.00	A	115,679
	Spirit Hospital of the Sisters of Christian Charity, Series 2011B, 5.750%, 1/01/41
4,205	Total Health Care			4,700,810
	Housing/Multifamily – 4.7% (4.8% of Total Investments)
15	Chester County Industrial Development Authority, Pennsylvania, Student Housing Revenue	8/23 at 100.00	Baa3	16,139
	Bonds, University Student Housing, LLC Project at West Chester University Series 2013A,
	5.000%, 8/01/45
30	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc –	No Opt. Call	BBB–	32,290
	Student Housing Project at Millersville University, Series 2014, 5.000%, 7/01/46
50	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University	7/20 at 100.00	Baa3	55,402
	Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43
800	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Multifamily Housing Revenue Bonds,	10/19 at 100.00	Aa1	856,304
	Eva P. Mitchell Residence Project, Series 2009, 5.100%, 10/20/44
895	Total Housing/Multifamily			960,135
	Housing/Single Family – 1.0% (1.0% of Total Investments)
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2012-114:
55	3.300%, 10/01/32	No Opt. Call	AA+	55,756
25	3.650%, 10/01/37	No Opt. Call	AA+	25,731
35	3.700%, 10/01/42	No Opt. Call	AA+	35,705
50	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option	10/22 at 100.00	AA+	63,098
	Bond Trust 2015-XF0066, 14.569%, 4/01/29 (Alternative Minimum Tax) (IF)
25	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option	10/22 at 100.00	AA+	28,633
	Bonds Trust 3950, 10.813%, 4/01/33 (IF) (4)
190	Total Housing/Single Family			208,923
	Long-Term Care – 4.7% (4.8% of Total Investments)
20	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic	5/25 at 100.00	A	23,116
	Villages Project, Series 2015, 5.000%, 11/01/35 (WI/DD, Settling 2/12/15)
55	Lancaster Industrial Development Authority, Pennsylvania, Revenue Bonds, Garden Spot Village	5/23 at 100.00	BBB	62,387
	Project, Series 2013, 5.750%, 5/01/35
750	Montgomery County Industrial Development Authority, Pennsylvania, Retirement Communities	11/19 at 100.00	A–	876,788
	Revenue Bonds, ACTS Retirement – Life Communities, Inc. Obligated Group, Series 2009A-1.
	$16,990,000 Gainesville and Hall County Development Authority (Georgia), 6.250%, 11/15/29
825	Total Long-Term Care			962,291
	Materials – 0.7% (0.7% of Total Investments)
140	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	11/24 at 100.00	N/R	145,394
	National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (Alternative Minimum Tax)
	Tax Obligation/General – 9.6% (9.8% of Total Investments)
220	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2013C-72, 5.250%, 12/01/32	12/23 at 100.00	AA–	261,736
700	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	8/19 at 100.00	Aa2	807,184
	2009, 5.100%, 8/01/33
115	Canon-McMillan School District, Washington County, Pennsylvania, General Obligation Bonds,	12/24 at 100.00	AA	134,313
	Series 2014D, 5.000%, 12/15/39
145	Pine-Richland School District, Pennsylvania, General Obligation Bonds, Refunding Series 2014B,	11/24 at 100.00	AA–	151,123
	3.375%, 11/01/33
15	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	9/22 at 100.00	AA	17,896
	2014A, 5.000%, 9/01/25 – BAM Insured
390	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2012B, 5.000%, 9/01/26	9/22 at 100.00	A+	463,304
70	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds,	2/18 at 100.00	Aa1	70,273
	Series 2012, 3.000%, 2/15/34
25	Scranton, Pennsylvania, General Obligation Bonds, Series 2012A, 8.500%, 9/01/22	No Opt. Call	N/R	26,626
25	Scranton, Pennsylvania, General Obligation Bonds, Series 2012C, 7.250%, 9/01/22	No Opt. Call	N/R	25,658
1,705	Total Tax Obligation/General			1,958,113
	Tax Obligation/Limited – 14.8% (15.0% of Total Investments)
25	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue	5/22 at 100.00	Baa2	28,063
	Bonds, Series 2012A, 5.000%, 5/01/35
120	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.250%, 1/01/36	1/22 at 100.00	A	137,077
550	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%, 12/01/34	12/19 at 100.00	BBB+	617,331
105	Monroe County Industrial Development Authority, Pennsylvania, Special Obligation Revenue	7/24 at 100.00	N/R	111,281
	Bonds, Tobyhanna Township Project, Series 2014, 6.875%, 7/01/33
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue
	Bonds, Series 2010A:
580	0.000%, 12/01/34	12/20 at 100.00	AA–	625,913
100	5.000%, 12/01/38	12/19 at 100.00	AA–	110,025
100	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special	No Opt. Call	AA–	81,318
	Revenue Bonds, Series 2014A, 0.000%, 12/01/37
750	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2009,	4/19 at 100.00	A+	879,270
	6.500%, 4/01/34
865	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	BBB	68,992
	8/01/54 – AMBAC Insured
350	Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Bonds, Federal	No Opt. Call	A+	353,234
	Transit Administration Section 5309 Fixed Guideway Modernization Formula Funds, Series 2011,
	3.000%, 6/01/15
3,545	Total Tax Obligation/Limited			3,012,504
	Transportation – 2.4% (2.4% of Total Investments)
240	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	A	272,726
	5.000%, 1/01/40
140	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol	1/24 at 100.00	AA	161,409
	Regon Parking System, Series 2013A, 5.250%, 1/01/44 – AGM Insured
50	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Lien, Refunding Series	12/19 at 100.00	A–	56,868
	2010B-1, 5.000%, 12/01/37
430	Total Transportation			491,003
	U.S. Guaranteed – 5.7% (5.7% of Total Investments) (5)
5	Allegheny County Hospital Development Authority, Pennsylvania, Hospital Revenue Bonds,	No Opt. Call	AA+ (5)	5,160
	Allegheny Valley Hospital-Sublessee, Series 1982Q, 7.000%, 8/01/15 (ETM)
1,075	Harrisburg Parking Authority, Dauphin County, Pennsylvania, Guaranteed Parking Revenue Bonds,	11/16 at 100.00	N/R (5)	1,147,466
	Series 2007R, 4.250%, 5/15/21 (Pre-refunded 11/15/16) – SYNCORA GTY Insured
1,080	Total U.S. Guaranteed			1,152,626
	Utilities – 3.8% (3.9% of Total Investments)
750	Chester County Industrial Development Authority, Pennsylvania, Water Facilities Revenue Bonds,	2/17 at 100.00	AA–	777,173
	Aqua Pennsylvania Inc. Project, Series 2007A, 5.000%, 2/01/40 – FGIC Insured (Alternative
	Minimum Tax)
	Water and Sewer – 9.7% (9.8% of Total Investments)
175	Bucks County Water and Sewer Authority, Pennsylvania, Revenue Bonds, Tender Option Bond Trust	No Opt. Call	AA	253,078
	4015, 13.538%, 12/01/19 – AGM Insured (IF) (4)
200	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, City of Allentown	12/23 at 100.00	A	234,298
	Concession, Series 2013A, 5.125%, 12/01/47
	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2009A:
750	5.250%, 1/01/32	1/19 at 100.00	A1	846,878
500	5.250%, 1/01/36	1/19 at 100.00	A1	564,385
60	Robinson Township Municipal Authority, Allegheny County, Pennsylvania, Water and Sewer Revenue	11/19 at 100.00	AA	61,364
	Bonds, Series 2014, 4.000%, 5/15/40 – BAM Insured
1,685	Total Water and Sewer			1,960,003
$ 18,700	Total Long-Term Investments (cost $17,241,747)			20,069,708
	Other Assets Less Liabilities – 1.4%			284,100
	Net Assets Applicable to Common Shares – 100%			$ 20,353,808

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$20,069,708	$ —	$20,069,708

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2015, the cost of investments was $17,069,346.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2015, were as follows:

Gross unrealized:
Appreciation	$3,000,362
Depreciation	—
Net unrealized appreciation (depreciation) of investments	$3,000,362

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Pennsylvania Municipal Value Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 1, 2015

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 1, 2015